UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630 John Hancock Investment Trust III (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code) Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Greater China Opportunities Fund

1.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 100.00%		$22,314,842
(Cost $18,713,360)

Airlines 0.77%		171,711

China National Aviation Co., Ltd. (Hong Kong)	900,000	171,711
Airport Services 0.32%		72,191

Beijing Capital International Airport Co., Ltd. (China)	128,000	72,191
Aluminum 0.70%		156,693

Aluminum Corp. of China Ltd. (China)	170,000	156,693
Apparel, Accessories & Luxury Goods 0.93%		206,828

Bauhaus International Holdings Ltd. (Hong Kong)	470,000	61,801
China Ting Group Holdings Ltd. (Hong Kong) (I)	500,000	145,027
Auto Parts & Equipment 1.74%		387,640

Geely Automobile Holdings Ltd. (Hong Kong)	4,850,000	387,640
Automobile Manufacturers 1.28%		286,508

Denway Motors Ltd. (Hong Kong)	700,000	286,508
Brewers 0.35%		77,734

Tsingtao Brewery Co., Ltd. (China)	60,000	77,734
Commodity Chemicals 1.25%		277,987

Panva Gas Holdings Ltd. (Hong Kong) (I)	113,000	58,997
Sinopec Shanghai Petrochemical Co., Ltd. (China)	450,000	218,990
Computer Hardware 0.47%		104,741

Lenovo Group Ltd. (Hong Kong)	260,000	104,741
Diversified Banks 9.76%		2,179,188

Bank of Communications Ltd. (China) (I)	1,040,000	603,310
China Construction Bank (China) (I)	4,008,000	1,575,878
Diversified Chemicals 1.16%		257,825

Kingboard Chemical Holdings Ltd. (Hong Kong)	80,000	257,825

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Diversified Metals & Mining 2.21%		494,122

China Shenhua Energy Co., Ltd. (China) (I)	160,000	212,448
Minmetals Resources Ltd. (Hong Kong) (I)	920,000	281,674
Electric Utilities 3.39%		755,840

China Resources Power Holdings Co., Ltd. (Hong Kong)	730,000	470,531
Datang International Power Generation Co., Ltd. (China)	100,000	77,347
Huaneng Power International, Inc. (China)	296,000	207,962
Electronic Equipment Manufacturers 0.95%		212,706

Wasion Meters Group Ltd. (Hong Kong) (I)	1,000,000	212,706
Food Distributors 1.28%		285,380

China Yurun Food Group Ltd. (Hong Kong) (I)	385,000	285,380
Food Retail 1.42%		316,274

Lianhua Supermarket Holdings Ltd. (China)	282,000	316,274
Footwear 1.18%		263,304

Prime Success International Group Ltd. (Hong Kong)	430,000	263,304
Forest Products 0.90%		200,690

Sino-Forest Corp. (Canada) (I)	40,900	200,690
Gas Utilities 0.89%		198,525

Hong Kong & China Gas Co., Ltd. (Hong Kong)	20,000	43,830
Xinao Gas Holdings Ltd. (China)	200,000	154,695

Heavy Electrical Equipment 1.07%		237,844

Shanghai Electric Group Co., Ltd. (China) (I)	600,000	237,844
Highways & Railtracks 1.70%		378,423

Anhui Expressway Co., Ltd. (China)	490,000	288,990
Hopewell Highway Infrastructure Ltd. (Hong Kong)	125,000	89,433
Home Furnishings 1.13%		252,346

Kasen International Holdings Ltd. (China) (I)	725,000	252,346
Industrial Conglomerates 4.48%		1,000,412

Beijing Enterprises Holdings Ltd. (Hong Kong)	120,000	221,214
China Resources Enterprise Ltd. (Hong Kong)	200,000	425,411
Citic Pacific Ltd. (Hong Kong)	80,000	237,199
Guangzhou Investment Co., Ltd. (Hong Kong)	760,000	116,588

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Integrated Oil & Gas 14.83%		3,310,054

China Petroleum & Chemical Corp. (China)	2,590,000	1,577,599
PetroChina Co., Ltd. (China)	1,780,000	1,732,455
Integrated Telecommunication Services 7.67%		1,712,474

China Netcom Group Corp. (Hong Kong) Ltd. (Hong Kong)	480,000	807,508
China Telecom Corp. Ltd. (China)	2,400,000	904,966
Life & Health Insurance 4.54%		1,014,058

China Life Insurance Co., Ltd. (China) (I)	1,015,000	1,014,058
Marine 1.56%		347,935

China Shipping Development Co., Ltd. (China)	230,000	180,864
Pacific Basin Shipping Ltd. (Hong Kong)	360,000	167,071
Multi-Line Insurance 0.18%		39,795

Ping An Insurance (Group) Co. of China Ltd. (China)	18,000	39,795
Oil & Gas Refining, Marketing & Transportation 1.36%		303,202

Sinopec Zhenhai Refining & Chemical Co., Ltd. (China)	224,000	303,202
Oil & Gas Drilling 1.11%		247,931

China Oilfield Services Ltd. (China)	490,000	247,931
Oil & Gas Equipment & Services 0.58%		128,861

Enric Energy Equipment Holdings Ltd. (Hong Kong) (I)	336,000	128,861
Oil & Gas Exploration & Production 8.02%		1,790,079

CNOOC Ltd. (Hong Kong)	2,120,000	1,790,079

Other Diversified Financial Services 1.08%		240,190

Asia Financial Holdings Ltd. (Hong Kong)	548,000	240,190
Property & Casualty Insurance 0.16%		36,514

PICC Property and Casualty Co., Ltd. (China)	110,000	36,514
Railroads 2.05%		456,382

Guangshen Railway Co., Ltd. (China)	1,190,000	456,382
Real Estate Investment Trusts 1.21%		270,097

GZI Real Estate Investment Trust (Hong Kong) (I)	582,000	270,097

John Hancock
Greater China Opportunities Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Real Estate Management & Development 2.62%		583,974

Beijing North Star Co., Ltd. (China)	400,000	119,889
China Resources Land Ltd. (Hong Kong)	500,000	275,550
Hopewell Holdings Ltd. (Hong Kong)	75,000	188,535
Systems Software 1.00%		224,308

SinoCom Software Group Ltd. (China)	300,000	224,308
Transportation 0.84%		188,212

China COSCO Holdings Co., Ltd. (China) (I)	400,000	188,212
Wireless Telecommunication Services 11.86%		2,645,864

China Mobile (Hong Kong) Ltd. (Hong Kong)	495,000	2,405,700
China Unicom Ltd. (Hong Kong)	270,000	240,164

Total investments 100.00%		$22,314,842

John Hancock Greater China Opportunities Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $18,713,360. Gross unrealized appreciation and depreciation of investments aggregated $3,646,854 and $45,372, respectively, resulting in net unrealized appreciation of $3,601,482.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada
M4W IE5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

080Q1 1/06
3/06

JOHN HANCOCK

Mid Cap Growth Fund

1.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 72.65%		$141,807,736
(Cost $109,508,474)

Apparel Retail 5.28%		10,308,470

Abercrombie & Fitch Co. (Class A)	73,000	4,846,470
Urban Outfitters, Inc. (I)(L)	200,000	5,462,000
Apparel, Accessories & Luxury Goods 2.32%		4,529,700

Coach, Inc. (I)	126,000	4,529,700
Asset Management & Custody Banks 1.51%		2,937,120

Affiliated Managers Group, Inc. (I)(L)	31,650	2,937,120
Auto Parts & Equipment 2.92%		5,707,670

Advance Auto Parts, Inc. (I)	131,000	5,707,670
Biotechnology 2.92%		5,706,645

Cephalon, Inc. (I)(L)	80,500	5,706,645
Communications Equipment 3.74%		7,296,696

Comverse Technology, Inc. (I)	266,400	7,296,696
Computer Storage & Peripherals 2.44%		4,760,400

QLogic Corp. (I)	120,000	4,760,400
Diversified Commercial Services 3.08%		6,001,808

Sotheby's Holdings, Inc. (Class A) (I)(L)	301,750	6,001,808
Diversified Metals & Mining 1.99%		3,884,100

Phelps Dodge Corp.	24,200	3,884,100
Electrical Components & Equipment 3.61%		7,043,062

Rockwell Automation, Inc. (L)	106,600	7,043,062
Electronic Equipment Manufacturers 2.93%		5,716,000

MEMC Electronics Materials, Inc. (I)	200,000	5,716,000
Electronic Manufacturing Services 1.84%		3,587,520

Jabil Circuit, Inc. (I)	88,800	3,587,520

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Environmental Services 0.73%		1,428,880

Clean Harbors, Inc. (I)(L)	53,000	1,428,880
Health Care Services 2.27%		4,433,715

PDL BioPharma, Inc. (I)(L)	152,100	4,433,715
Health Care Supplies 2.82%		5,496,870

Gen-Probe, Inc. (I)	109,000	5,496,870
Hotels, Resorts & Cruise Lines 2.24%		4,378,320

Starwood Hotels & Resorts Worldwide, Inc.	72,000	4,378,320
Internet Retail 2.41%		4,701,150

Redback Networks, Inc. (I)(L)	279,000	4,701,150
Leisure Products 2.86%		5,580,960

Jarden Corp. (I)(L)	226,500	5,580,960
Metal & Glass Containers 2.11%		4,125,555

Crown Holdings, Inc. (I)	220,500	4,125,555
Oil & Gas Drilling 1.86%		3,629,520

ENSCO International, Inc.	71,000	3,629,520
Oil & Gas Equipment & Services 2.11%		4,127,040

BJ Services Co.	71,000	2,874,790
Grant Prideco, Inc. (I)	25,000	1,252,250
Oil & Gas Exploration & Production 8.10%		15,813,700

Chesapeake Energy Corp.	115,000	4,029,600
Rosetta Resources, Inc. (I)	204,150	3,674,700
Toreador Resources Corp. (I)	260,000	8,109,400
Pharmaceuticals 1.51%		2,954,875

Medicines Co. (The) (I)(L)	153,500	2,954,875
Semiconductor Equipment 9.05%		17,657,960

ATI Technologies, Inc. (Canada) (I)(L)	300,000	5,355,000
Broadcom Corp. (Class A) (I)(L)	65,900	4,494,380
Teradyne, Inc. (I)(L)	280,500	4,886,310
Varian Semiconductor Equipment Associates, Inc. (I)	59,000	2,922,270

John Hancock
Mid Cap Growth Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 27.35%			$53,392,431
(Cost $53,392,431)

Joint Repurchase Agreement 3.20%			6,252,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12
and 1.625% due 01-15-15)	4.390	6,252	6,252,000
		Shares
Cash Equivalents 24.15%			47,140,431

AIM Cash Investment Trust (T)		47,140,431	47,140,431

Total investments 100.00%			$195,200,167

John Hancock Mid Cap Growth Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $162,900,905. Gross unrealized appreciation and depreciation of investments aggregated $34,313,527 and $2,014,265, respectively, resulting in net unrealized appreciation of $32,299,262.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund.

390Q1 1/06
3/06

JOHN HANCOCK

International Fund

1.31.2006 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 93.76%		$119,878,933
(Cost $93,309,196)

Australia 1.19%		1,522,193

Goodman Fielder Ltd. (Packaged Foods & Meat) (I)	871,119	1,522,193

Brazil 1.24%		1,589,154

Telesp Celular Participacoes SA (Wireless Telecommunication
Services)	329,700	1,589,154

Canada 8.18%		10,458,326

Cameco Corp. (Diversified Metals & Mining)	28,100	2,206,856
Precision Drilling Trust (Oil & Gas Drilling)	37,400	1,243,068
Rogers Communications, Inc. (Class B) (Wireless
Telecommunication Services)	117,700	5,157,675
Teck Cominco Ltd. (Class B) (Diversified Metals & Mining)	28,800	1,850,727

China 0.96%		1,227,961

Suntech Power Holdings Co., Ltd. (Semiconductor Equipment) (I)	28,900	1,227,961

Finland 0.92%		1,172,644

Nokia Corp., American Depositary Receipt (ADR) (Wireless
Telecommunication Services)	63,800	1,172,644

France 5.54%		7,080,222

Publicis Groupe (Advertising)	32,187	1,212,797
Sanofi-Aventis SA (Pharmaceuticals)	38,619	3,538,230
Total SA (Integrated Oil & Gas)	6,191	1,708,028
Veolia Environnement (Multi-Utilities & Unregulated Power)	12,279	621,167

Germany 2.55%		3,263,345

Bayer AG (Diversified Chemicals)	26,706	1,113,290
Commerzbank AG (Diversified Banks)	63,304	2,150,055

Greece 1.45%		1,841,211

National Bank of Greece SA (Diversified Banks)	40,305	1,841,211

Hong Kong 2.76%		3,532,415

Hutchison Telecommunications International Ltd. (Integrated
Telecommunication Services) (I)	1,478,000	2,495,978

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Melco International Development Ltd. (Other Diversified
Financial Services)	651,000	1,036,437

Ireland 1.56%		1,998,427

CRH Plc (Construction Materials)	64,539	1,998,427

Israel 0.70%		899,742

Israel Chemicals Ltd. (Diversified Chemicals)	226,406	899,742

Italy 4.64%		5,930,574

Autogrill SpA (Restaurants)	108,322	1,599,470
ENI SpA (Integrated Oil & Gas)	38,856	1,173,909
Mediaset SpA (Broadcasting & Cable TV)	106,042	1,240,024
San Paolo IMI SpA (Diversified Banks)	117,911	1,917,171

Japan 28.23%		36,092,829

Aoyama Trading Co., Ltd. (Apparel Retail)	17,200	571,546
Haseko Corp. (Construction & Engineering) (I)	283,500	1,065,562
Hitachi Construction Machinery Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)	58,700	1,624,636
Hokuhoku Financial Group, Inc. (Diversified Banks)	477,000	2,261,436
Japan Tobacco, Inc. (Tobacco)	113	1,756,802
Kajima Corp. (Construction & Engineering)	180,000	1,185,495
Mitsubishi Estate Co., Ltd. (Real Estate Management &
Development)	98,000	2,281,211
Mitsui & Co., Ltd. (Trading Companies & Distributors)	181,000	2,608,354
Murata Manufacturing Co., Ltd. (Electronic Equipment
Manufacturers)	18,600	1,350,532
Nisshinbo Industries, Inc. (Textiles)	95,000	1,058,216
Nitori Co., Ltd. (Specialty Stores)	9,180	976,304
Nomura Holdings, Inc. (Investment Banking & Brokerage)	127,400	2,492,171
Okasan Holdings, Inc. (Investment Banking & Brokerage)	67,000	788,673
Rakuten, Inc. (Internet Software & Services) (I)	1,995	1,704,181
Seven & I Holdings Co., Ltd. (Restaurants)	44,500	1,885,448
Shin-Etsu Chemcial Co., Ltd. (Specialty Chemicals)	37,600	2,142,331
SUMCO Corp. (Semiconductor Equipment)	8,700	471,174
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	287	3,358,732
Teijin Ltd. (Textiles)	249,000	1,701,619
Tokyo Electron Ltd. (Semiconductor Equipment)	33,600	2,580,310
Toyota Motor Corp. (Automobile Manufacturers)	42,900	2,228,096

Luxembourg 2.77%		3,547,241

Millicom International Cellular SA (Wireless Telecommunication
Services) (I)	37,800	1,455,300
Stolt Offshore SA (Oil & Gas Equipment & Services) (I)	165,800	2,091,941

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Netherlands 4.57%		5,846,467

ASML Holding NV (Semiconductor Equipment) (I)	103,796	2,338,032
Royal Numico NV (Packaged Foods & Meats) (I)	52,154	2,368,564
STMicroelectronics NV (Semiconductors)	61,757	1,139,871

Norway 1.32%		1,688,414

Telenor ASA (Integrated Telecommunication Services)	168,400	1,688,414

South Africa 1.62%		2,069,793

Harmony Gold Mining Co., Ltd. (Gold) (I)	111,100	2,069,793

South Korea 4.85%		6,205,618

Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Marine)	65,180	1,604,753
Doosan Infracore Co., Ltd. (Industrial Machinery) (I)	55,200	915,565
Kookmin Bank (Diversified Banks)	8,680	689,253
Kookmin Bank, ADR (Diversified Banks)	15,200	1,212,048
LG Electronics, Inc. (Consumer Electronics)	20,610	1,783,999

Sweden 0.90%		1,145,356

Assa Abloy AB (Building Products)	71,200	1,145,356

Switzerland 8.84%		11,296,772

ABB Ltd. (Heavy Electrical Equipment) (I)	191,143	2,073,911
Adecco SA (Employment Services)	24,018	1,338,604
EFG International (Diversified Banks) (I)	34,893	926,049
Roche Holding AG (Pharmaceuticals)	21,799	3,437,201
Straumann AG (Health Care Equipment)	5,016	1,203,002
UBS AG (Diversified Capital Markets)	21,364	2,318,005

Taiwan 0.89%		1,134,224

United Microelectronics Corp. (Semiconductor Equipment)	345,800	1,134,224

Thailand 1.51%		1,936,653

Krung Thai Bank Public Co., Ltd. (Diversified Banks)	2,165,000	684,123
True Corp. Pcl (Integrated Telecommunication Services) (I)	4,353,100	1,252,530

United Kingdom 5.49%		7,023,172

Aegis Group Plc (Advertising)	551,492	1,244,848
ARM Holdings Plc (Semiconductors)	739,734	1,742,066
Diageo Plc (Distillers & Vintners)	101,908	1,515,122
George Wimpey Plc (Homebuilding)	110,830	1,012,989
Travis Perkins Plc (Building Products)	57,450	1,508,147

United States 1.08%		1,376,180

Southern Copper Corp. (Diversified Metals & Mining)	15,800	1,376,180

John Hancock
International Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer		Shares	Value
Warrants 2.52%			$3,222,895
(Cost $2,561,389)

India 1.25%			1,595,809

Bharti Tele-Ventures Ltd. (Exp. 05-31-10)
(Integrated Telecommunication Services) (B)(I)(R)		35,020	283,509
Bharti Tele-Ventures Ltd. (Exp. 08-04-06)
(Integrated Telecommunication Services) (B)(I)(R)		162,100	1,312,300

Taiwan 1.27%			1,627,086

Advanced Semiconductor Engineering, Inc. (Semiconductor
Equipment) (B)(I)(R)		1,855,117	1,627,086
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 3.72%			$4,757,000
(Cost $4,757,000)

Joint Repurchase Agreement 3.72%			4,757,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured by
U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12 and
1.625% due 01-15-15)	4.390	4,757	4,757,000

Total investments 100.00%			$127,858,828

John Hancock International Fund Footnotes to Schedule of Investments January 31, 2006 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income-producing security.

(R) Equity-linked warrant.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $100,627,585. Gross unrealized appreciation and depreciation of investments aggregated $27,479,780 and $248,537, respectively, resulting in net unrealized appreciation of $27,231,243.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Fund.

400Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: March 24, 2006